Contract Liabilities	12 Months Ended
Dec. 31, 2021
Contract Liabilities [Abstract]
Contract Liabilities

22. CONTRACT LIABILITIES

Details of contract liabilities are as follows:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Advances received from customers
License and collaboration revenue
- JSC service	303,222	330,085
Current	60,644	55,014
Non-current	242,578	275,071

The movements in contract liabilities during the year are as follows:

US$’000
At January 1, 2021	330,085
Payments received/due to receive	64,058
Transferred to revenue	(86,368)
Exchange realignment	(4,553)
At December 31, 2021	303,222
At January 1, 2020	324,059
Payments received/due to receive	75,000
Transferred to revenue	(75,676)
Exchange realignment	6,702
At December 31, 2020	330,085

Contract liabilities include payments received/due to receive under the license and collaboration agreement at the end of each year. The changes in contract liabilities for both years are mainly due to the additional variable consideration relieved from constraint in relation to the revenue recognized.